The following table sets forth the Company’s financial assets measured at fair value by levels within the fair value hierarchy: (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 7,496,238	$ 1,180,318
Investments	132,988	83,060
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	7,496,238	1,180,318
Investments
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Investments
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Investments	$ 132,988	$ 83,060